Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of Lease Expense and Other Lease Information

The components of lease expense and other lease information as of and during the years ended December 31, 2019 are as follows:

	Year Ended December 31,
	2019	2018
Operating Lease Expense Recognized	$75,263		$99,780
Cash paid for amounts included in measurement of lease liabilities	$71,795	$	N/A

N/A – Not applicable during 2018. The Company adopted ASU 2016-02 Leases on January 1, 2019.

At December 31, 2019

Operating lease right-of-use asset	$113,395
Operating lease liability	$117,639
Weighted-average remaining lease term	1.6 years
Weighted-average discount rate	6.0%

Maturities Lease Liabilities

Future minimum lease payments under non-cancellable leases, reconciled to our discounted operating lease liability is as follows:

At December 31, 2019
2020	$76,452
2021	$46,182
Total future minimum lease payments	$122,634
Less imputed interest	$(4,995)
Total operating lease liability	$117,639